Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2010	$ 669,999	$ 5,063	$ 196,960		$ 396	$ 467,580
Balance (in shares) at Dec. 31, 2010		60,247,092
Comprehensive Income:
Net income	22,880					22,880
Currency translation adjustment	(11,347)				(11,347)
Currency impact on long-term funding	(802)				(802)
Tax on currency impact of long term funding	294				294
Unrealized capital gain/loss - investments	(622)				(622)
Actuarial gain/loss on defined benefit pension plan	(4,365)				(4,365)
Total comprehensive income	6,038
Exercise of share options (in shares)		430,340
Exercise of share options	4,665	36	4,629
Issue of restricted share units (in shares)		3,768
Share based compensation expense	9,355		9,355
Share issue costs	(76)		(76)
Repurchase of ordinary shares (in shares)	(545,597)	(545,597)
Repurchase of ordinary shares	(9,005)	(44)		44		(9,005)
Share repurchase costs	(113)					(113)
Excess tax benefit on exercise of equity compensation	681		681
Balance at Dec. 31, 2011	681,544	5,055	211,549	44	(16,446)	481,342
Balance (in shares) at Dec. 31, 2011		60,135,603
Comprehensive Income:
Net income	55,420					55,420
Currency translation adjustment	4,494				4,494
Currency impact on long-term funding	1,982				1,982
Tax on currency impact of long term funding	(356)				(356)
Unrealized capital gain/loss - investments	861				861
Actuarial gain/loss on defined benefit pension plan	689				689
Total comprehensive income	63,090
Exercise of share options (in shares)		890,236
Exercise of share options	13,015	68	12,947
Share based compensation expense	11,521		11,521
Share issue costs	(74)		(74)
Repurchase of ordinary shares (in shares)	(738,341)	(738,341)
Repurchase of ordinary shares	(15,605)	(56)		56		(15,605)
Share repurchase costs	(190)					(190)
Excess tax benefit on exercise of equity compensation	1,274		1,274
Balance at Dec. 31, 2012	754,575	5,067	237,217	100	(8,776)	520,967
Balance (in shares) at Dec. 31, 2012		60,287,498
Comprehensive Income:
Net income	102,812					102,812
Currency translation adjustment	10,725				10,725
Currency impact on long-term funding	(1,046)				(1,046)
Tax on currency impact of long term funding	(87)				(87)
Unrealized capital gain/loss - investments	(239)				(239)
Actuarial gain/loss on defined benefit pension plan	1,383				1,383
Total comprehensive income	113,548
Exercise of share options (in shares)		1,249,759
Exercise of share options	26,989	101	26,888
Issue of restricted share units (in shares)		50,000
Issue of restricted share units	4		4
Share based compensation expense	13,882		13,882
Share issue costs	(70)		(70)
Repurchase of ordinary shares (in shares)
Repurchase of ordinary shares
Excess tax benefit on exercise of equity compensation	1,651		1,651
Balance at Dec. 31, 2013	$ 910,579	$ 5,168	$ 279,572	$ 100	$ 1,960	$ 623,779
Balance (in shares) at Dec. 31, 2013		61,587,257